Consolidated Statements of Changes in Equity ¥ in Millions, $ in Millions	CNY (¥)	USD ($)	Share capital [member] CNY (¥)	Share capital [member] USD ($)	General risk reserve [member] CNY (¥)	General risk reserve [member] USD ($)	Investment revaluation reserve [member] CNY (¥)	Investment revaluation reserve [member] USD ($)	Statutory reserve [member] CNY (¥)	Statutory reserve [member] USD ($)	Other reserves [member] CNY (¥)	Other reserves [member] USD ($)	Retained earnings [member] CNY (¥)	Retained earnings [member] USD ($)	Equity attributable to owners of parent [member] CNY (¥)	Equity attributable to owners of parent [member] USD ($)	Non-controlling interests [member] CNY (¥)	Non-controlling interests [member] USD ($)
Balance at Dec. 31, 2016	¥ 227,682		¥ 179,102		¥ 33		¥ (6,936)		¥ 28,827		¥ (42,941)		¥ 69,322		¥ 227,407		¥ 275
Total comprehensive income for the year	1,620						(58)				(172)		1,828		1,598		22
Issue of share capital	74,954		74,954												74,954
Share of associate's other reserve	91										91				91
Appropriation to statutory reserves									50				(50)
Appropriation to other reserves					194								(194)
Balance (Previously stated [member]) at Dec. 31, 2017	304,347		254,056		227		(6,994)		28,877		(43,022)		70,906		304,050		297
Balance (Impact on initial application of IFRS 15 (Note) [member]) at Dec. 31, 2017	1,750								175				1,575		1,750
Balance (Impact on initial application of IFRS 9 (2014) (Note) [member]) at Dec. 31, 2017	(853)								(85)				(768)		(853)
Balance (Balance After IFRS Adjustments [member]) at Dec. 31, 2017	305,244		254,056		227		(6,994)		28,967		(43,022)		71,713		304,947		297
Balance at Dec. 31, 2017	304,347
Total comprehensive income for the year | Impact on initial application of IFRS 15 (Note) [member]	(365)
Total comprehensive income for the year	10,012						(381)				136		10,197		9,952		60
Capital contribution from non-controlling interests	7																7
Appropriation to statutory reserves									52				(52)
Appropriation to other reserves					247								(247)
Dividends relating to 2017 and 2018	(1,591)												(1,591)		(1,591)
Capital contribution relating to share-based payment borne by A Share Company	614										614				614
Balance (Previously stated [member]) at Dec. 31, 2018	314,286		254,056		474		(7,375)		29,019		(42,272)		80,020		313,922		364
Balance (Impact on initial application of IFRS 16 [Member]) at Dec. 31, 2018	(1,074)								(107)				(967)		(1,074)
Balance (Impact on initial application of IFRS 15 (Note) [member]) at Dec. 31, 2018	1,385
Balance (Balance After IFRS Adjustments [member]) at Dec. 31, 2018	313,212		254,056		474		(7,375)		28,912		(42,272)		79,053		312,848		364
Balance at Dec. 31, 2018	314,286
Total comprehensive income for the year	10,871	$ 1,561					(581)				80		11,330		10,829		42
Capital contribution from non-controlling interests	508										206				206		302
Share of associate's other reserve	(307)										(307)				(307)
Appropriation to statutory reserves									1,273				(1,273)
Appropriation to other reserves					216								(216)
Dividends relating to 2017 and 2018	(4,100)												(4,100)		(4,100)
Capital contribution relating to share-based payment borne by A Share Company	571										571				571
Balance at Dec. 31, 2019	¥ 320,755	$ 46,074	¥ 254,056	$ 36,493	¥ 690	$ 99	¥ (7,956)	$ (1,143)	¥ 30,185	$ 4,336	¥ (41,722)	$ (5,993)	¥ 84,794	$ 12,180	¥ 320,047	$ 45,972	¥ 708	$ 102